Financial Risk Management - Schedule of Company's Debt to Equity Ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 114,453	₩ 113,914
Total equity	₩ 463,728	₩ 330,180	₩ 246,841	₩ 177,348
Debt ratio	25.00%	35.00%